Taxation, Benefit Offered by Jurisdictions (Details) - USD ($) $ in Millions				12 Months Ended
	Apr. 01, 2023	May 31, 2021	Feb. 28, 2021	Oct. 31, 2021
Tax rate [Abstract]
Percentage of applicable income tax rate				19.00%
Impact of changes in tax rates				$ (31.9)
Uncertain tax positions				6.4
US Base Erosion (BEAT) rules				16.3
Irrecoverable withholding tax				9.9
Tax benefit included in expenses not deductible and other permanent differences				19.1
Collection proceedings		$ 2.6	$ 44.2
Maximum potential tax liability				$ 60.0
Changes in tax rates or tax laws enacted or announced [member]
Tax rate [Abstract]
Percentage of applicable income tax rate	25.00%